Right-of-Use Assets - Summary of Quantitative Information about Right-of-Use Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 991
Provided for the year	587	$ 593	$ 528
Ending balance	425	991
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	977
Ending balance	414	977
Plant and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	14
Ending balance	11	14
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,924		2,429
Additions	12	548
Derecognised upon end of lease term	(337)	(53)
Ending balance	2,599	2,924
Cost [Member] | Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,865		2,367
Additions		538
Derecognised upon end of lease term	(291)	(40)
Ending balance	2,574	2,865
Cost [Member] | Plant and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	59		62
Additions	12	10
Derecognised upon end of lease term	(46)	(13)
Ending balance	25	59
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(1,933)	(1,393)
Provided for the year	(587)	(593)
Derecognised upon end of lease term		53
Derecognized upon end of lease term and foreign exchange effect	346
Ending balance	(2,174)	(1,933)	(1,393)
Accumulated Depreciation [Member] | Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(1,888)	(1,349)
Provided for the year	(568)	(579)
Derecognised upon end of lease term		40
Derecognized upon end of lease term and foreign exchange effect	296
Ending balance	(2,160)	(1,888)	(1,349)
Accumulated Depreciation [Member] | Plant and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(45)	(44)
Provided for the year	(19)	(14)
Derecognised upon end of lease term		13
Derecognized upon end of lease term and foreign exchange effect	50
Ending balance	$ (14)	$ (45)	$ (44)